Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Foreign suppliers	$ 492.5	$ 420.4
Domestic suppliers	190.7	175.7
Risk partners	283.1	190.9
Trade accounts payable	$ 966.3	$ 787.0